VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.2%
U.S. Treasury Notes
0.125%, 8/31/23	$ 70,245	$ 69,669
0.375%, 10/31/23	48,400	47,640
2.500%, 4/30/24	145,540	142,066
0.250%, 5/31/25	25,335	23,185
Total U.S. Government Securities (Identified Cost $284,939)		282,560

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,120	3,899
Total Municipal Bond (Identified Cost $3,870)		3,899

Foreign Government Securities—2.3%
Arab Republic of Egypt
144A 5.800%, 9/30/27(1)	2,910	1,927
144A 7.600%, 3/1/29(1)	4,075	2,626
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(2)(3)	20,999	1,333
RegS 7.750%, 10/13/19(2)(3)	9,851	626
Dominican Republic
144A 5.500%, 2/22/29(1)	8,710	8,157
144A 7.050%, 2/3/31(1)	2,200	2,192
Hungary Government International Bond 144A 6.125%, 5/22/28(1)	9,800	9,952
Kingdom of Jordan 144A 7.500%, 1/13/29(1)	5,500	5,485
Kingdom of Morocco 144A 5.950%, 3/8/28(1)	3,000	3,025
Republic of Colombia 4.500%, 3/15/29	6,315	5,533
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	13,575	13,053
Republic of Panama 3.875%, 3/17/28	13,590	12,855
Republic of Serbia 144A 6.250%, 5/26/28(1)	6,800	6,757
Republic of Turkey
9.875%, 1/15/28	2,490	2,532
9.125%, 7/13/30	7,490	7,411
Saudi International Bond 144A 4.750%, 1/18/28(1)	6,500	6,434
United Mexican States
3.750%, 1/11/28	8,700	8,273
5.400%, 2/9/28	5,300	5,381
Total Foreign Government Securities (Identified Cost $130,816)		103,552

	Par Value	Value

Mortgage-Backed Securities—26.7%
Agency—2.0%
Federal Home Loan Mortgage Corp. Pool #SD3238 5.500%, 12/1/52	$ 3,008	$ 2,996
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	9	9
Pool #725762 6.000%, 8/1/34	49	51
Pool #773385 5.500%, 5/1/34	56	58
Pool #800267 5.500%, 12/1/34	14	14
Pool #806318 5.500%, 11/1/34	109	109
Pool #806328 5.500%, 11/1/34	94	94
Pool #808018 5.500%, 1/1/35	68	70
Pool #889578 6.000%, 4/1/38	34	35
Pool #890710 3.000%, 2/1/31	2,532	2,412
Pool #941322 6.000%, 7/1/37	5	5
Pool #AC6992 5.000%, 12/1/39	944	951
Pool #AD3841 4.500%, 4/1/40	1,020	1,005
Pool #AD4224 5.000%, 8/1/40	1,127	1,135
Pool #AD6058 4.000%, 8/1/25	431	419
Pool #AE4799 4.000%, 10/1/40	11	10
Pool #AH4009 4.000%, 3/1/41	1,382	1,329
Pool #AI2472 4.500%, 5/1/41	829	818
Pool #AO5149 3.000%, 6/1/27	110	106
Pool #AS6515 4.000%, 1/1/46	1,831	1,749
Pool #FS4438 5.000%, 11/1/52	12,852	12,606
Pool #MA4785 5.000%, 10/1/52	11,814	11,581
Pool #MA4805 4.500%, 11/1/52	23,571	22,664
Pool #MA5072 5.500%, 7/1/53	31,005	30,859
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	5	5
		91,090

Non-Agency—24.7%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	3,258	2,992
2021-A, A1 144A 1.065%, 9/25/65(1)(4)	8,099	7,064
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	$ 19,019	$ 18,352
2015-SFR1, A 144A 3.467%, 4/17/52(1)	10,308	9,860
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	8,627	8,013
2020-SFR1, B 144A 2.120%, 4/17/37(1)	6,739	6,235
2020-SFR2, D 144A 3.282%, 7/17/37(1)	1,680	1,566
2020-SFR3, B 144A 1.806%, 9/17/37(1)	4,362	3,962
2021-SFR2, C 144A 1.877%, 8/17/38(1)	4,535	3,941
2021-SFR3, D 144A 2.177%, 10/17/38(1)	6,675	5,717
2021-SFR4, B 144A 2.417%, 12/17/38(1)	4,106	3,615
2022-SFR1, C 144A 3.740%, 3/17/39(1)	1,985	1,793
2022-SFR3, C 144A 4.000%, 10/17/39(1)	2,000	1,798
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(4)	3,852	3,531
2021-3, A2 144A 1.305%, 5/25/66(1)(4)	1,883	1,531
2021-5, A1 144A 0.951%, 7/25/66(1)(4)	7,017	5,696
2021-7, A1 144A 1.978%, 10/25/66(1)(4)	8,803	7,239
2021-8, A1 144A 1.820%, 11/25/66(1)(4)	10,623	8,838
2022-5, A1 144A 4.500%, 5/25/67(1)(4)	3,461	3,301
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	3,362	3,127
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	3,193	2,946
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	6,478	5,167
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	4,252	3,684
Banc of America Funding Trust 2004-D, 5A1 3.950%, 1/25/35(4)	852	831
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.872%, Cap N/A, Floor 0.872%) 144A 6.066%, 3/15/37(1)(4)	10,490	9,447
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	12,132	11,862
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 2/15/29(1)(4)	1,975	1,938
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.045%, 4/15/37(1)(4)	18,900	18,333
	Par Value	Value

Non-Agency—continued
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 10/25/59(1)(4)	$ 4,741	$ 4,458
2021-NQM3, A1 144A 1.699%, 4/25/60(1)(4)	1,634	1,434
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	1,791	1,662
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 10/15/36(1)(4)	6,626	6,555
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.108%, 2/15/39(1)(4)	10,593	10,070
BX Trust
2018-GW, B (1 month LIBOR + 1.270%, Cap N/A, Floor 1.270%) 144A 6.463%, 5/15/35(1)(4)	19,910	19,622
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	4,289
2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	7,699	6,396
2022-CLS, A 144A 5.760%, 10/13/27(1)	15,725	15,140
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	4,228	3,765
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	6,277	5,439
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.890%, 5/25/34(4)	295	269
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	5,124	4,695
Citigroup Mortgage Loan Trust
2013-A, A 144A 3.000%, 5/25/42(1)(4)	2,428	2,305
2020-EXP1, A1B 144A 1.804%, 5/25/60(1)(4)	1,557	1,396
Citigroup Mortgage Loan Trust, Inc.
2015-PS1, A1 144A 3.750%, 9/25/42(1)(4)	556	510
2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)	3,669	3,472
2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	4,320	4,056
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(1)(4)	2,979	2,551
2021-3R, A2 144A 1.257%, 12/25/64(1)(4)	698	595
COLT Mortgage Loan Trust
2021-2, A2 144A 1.130%, 8/25/66(1)(4)	5,241	4,023
2022-1, A1 144A 2.284%, 12/27/66(1)(4)	10,202	8,709
2022-3, A1 144A 3.901%, 2/25/67(1)(4)	15,269	13,979
2022-4, A1 144A 4.301%, 3/25/67(1)(4)	6,445	6,118
2022-5, A1 144A 4.550%, 4/25/67(1)(4)	15,004	14,412

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-2R, A1 144A 0.798%, 7/27/54(1)	$ 1,815	$ 1,543
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(4)	5,671	4,662
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	8,125	7,414
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(4)	9,555	8,711
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	8,578	8,102
2020-3, A 144A 1.358%, 8/15/53(1)	3,799	3,418
2020-4, A 144A 1.174%, 12/15/52(1)	12,906	11,614
2022-1, A 144A 4.744%, 6/17/55(1)(4)	7,578	7,368
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 6.173%, 5/15/36(1)(4)	22,728	22,615
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(4)	7,233	6,871
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(4)	2,860	2,552
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	11,672	10,023
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(4)	6,935	5,783
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	6,459	5,640
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	1,373	1,250
2020-1, A1 144A 2.006%, 5/25/65(1)(4)	1,297	1,233
2020-2, A1 144A 1.178%, 10/25/65(1)(4)	5,119	4,555
2021-1, A2 144A 1.003%, 2/25/66(1)(4)	995	821
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	6,892	5,728
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 6.894%, 7/15/38(1)(4)	5,339	5,195
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	7,020	6,378
2020-SFR2, A 144A 1.266%, 10/19/37(1)	4,625	4,152
2020-SFR2, B 144A 1.567%, 10/19/37(1)	21,440	19,265
2021-SFR1, D 144A 2.189%, 8/17/38(1)	18,405	15,805
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	935	845
	Par Value	Value

Non-Agency—continued
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	$ 774	$ 688
2019-2, A52 144A 3.500%, 6/25/59(1)(4)	4,063	3,623
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(4)	1,070	995
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.993%, 2/15/38(1)(4)	5,700	4,868
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	2,630	2,191
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	16,760	14,792
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)	9,702	9,662
Imperial Fund Mortgage Trust
2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	12,128	10,072
2022-NQM3, A1 144A 4.380%, 5/25/67(1)(4)	9,019	8,564
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.636%, 8/15/39(1)(4)	10,161	10,161
JP Morgan Mortgage Trust
2006-A6, 3A3L 3.904%, 10/25/36(4)	250	179
2014-5, B1 144A 2.766%, 10/25/29(1)(4)	1,882	1,647
2018-7FRB, A2 (1 month LIBOR + 0.750%) 144A 5.900%, 4/25/46(1)(4)	4,738	4,548
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(4)	6,407	6,233
2015-C32, AS 3.984%, 11/15/48	2,495	2,319
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(4)	595	535
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	1,122	1,074
2014-2, AM 144A 3.336%, 6/25/29(1)(4)	748	711
2014-5, B2 144A 2.766%, 10/25/29(1)(4)	886	771
2015-1, AM1 144A 6.189%, 12/25/44(1)(4)	834	801
2015-5, A2 144A 6.347%, 5/25/45(1)(4)	1,040	1,021
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	1,951	1,664
2017-5, A1 144A 3.356%, 10/26/48(1)(4)	2,900	2,822
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month Term SOFR + 1.114%, Cap N/A, Floor 1.000%) 144A 6.261%, 12/15/37(1)(4)	1,676	1,622
2021-KDIP, D (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 12/15/37(1)(4)	3,750	3,609

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.950%, Cap N/A, Floor 0.800%) 144A 6.143%, 5/15/36(1)(4)	$ 5,740	$ 5,700
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(1)(4)	5,965	5,878
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(4)	8,940	8,672
MetLife Securitization Trust
2017-1A, M1 144A 3.453%, 4/25/55(1)(4)	7,930	6,770
2018-1A, A 144A 3.750%, 3/25/57(1)(4)	15,007	13,992
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	5,463	5,210
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(1)(4)	11,082	10,349
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	629	590
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(4)	1,925	1,714
2021-INV1, A1 144A 0.852%, 1/25/56(1)(4)	1,324	1,160
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	1,983	1,845
2017-3, M2 144A 3.250%, 1/25/61(1)(4)	8,999	8,124
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	12,131	10,459
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(4)	4,253	3,919
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/28(1)	12,180	12,143
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,710
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 5.996%, 2/25/34(4)	356	340
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.506%, 6/25/44(1)(4)	2,463	2,456
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	3,541	3,289
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	3,093	2,850
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	1,649	1,512
2016-3A, A1 144A 3.750%, 9/25/56(1)(4)	1,953	1,774
2016-4A, A1 144A 3.750%, 11/25/56(1)(4)	2,562	2,329
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	9,967	9,280
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	5,779	5,463
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	595	507
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	3,665	3,243
	Par Value	Value

Non-Agency—continued
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	$ 8,710	$ 8,332
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(4)	2,916	2,630
2016-2A, A1 144A 3.750%, 11/26/35(1)(4)	3,717	3,464
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	7,081	6,643
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 6.200%, 5/25/55(1)(4)	11,999	11,896
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	10,493	8,405
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(4)	5,988	4,859
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	4,495	4,007
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	768	726
2018-1, A2 (1 month LIBOR + 0.650%) 144A 5.800%, 6/25/57(1)(4)	2,172	2,050
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	7,890	7,524
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	2,187	2,063
2021-3, A1 144A 1.867%, 4/25/26(1)(4)	5,521	5,146
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(4)	20,561	17,824
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(4)	9,920	9,006
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	12,371	11,638
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	9,884
2020-SFR2, E 144A 5.115%, 6/17/37(1)	6,890	6,648
2021-SFR2, D 144A 2.197%, 4/19/38(1)	16,205	14,203
2021-SFR3, D 144A 2.288%, 5/17/26(1)	11,130	9,745
2021-SFR5, D 144A 2.109%, 7/17/38(1)	2,500	2,162
2021-SFR6, D 144A 2.225%, 7/17/38(1)	3,750	3,239
2020-SFR3, A 144A 1.294%, 10/17/27(1)	3,640	3,280
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,430	1,253
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	2,012	1,703
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(4)	3,748	3,164
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(4)	6,895	6,866

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(4)	$ 505	$ 496
2020-1, A1 144A 2.376%, 1/26/60(1)(4)	1,459	1,375
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	1,410	1,319
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(4)	782	755
2021-1, A3 144A 1.560%, 7/25/61(1)(4)	6,118	4,694
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(4)	5,256	4,476
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(4)	490	452
2020-3, A1 144A 1.486%, 4/25/65(1)(4)	2,168	1,986
2021-3, A2 144A 1.395%, 6/25/56(1)(4)	2,569	2,054
2021-3, A3 144A 1.518%, 6/25/56(1)(4)	2,135	1,688
Towd Point Mortgage Trust
2016-4, B1 144A 3.951%, 7/25/56(1)(4)	8,095	7,390
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	4,374	4,091
2018-2, A2 144A 3.500%, 3/25/58(1)(4)	12,525	11,448
2018-6, A1A 144A 3.750%, 3/25/58(1)(4)	3,323	3,208
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)	1,705	1,561
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	925	807
2019-HY2, M1 (1 month LIBOR + 1.600%, Cap N/A, Floor 1.600%) 144A 6.750%, 5/25/58(1)(4)	4,045	3,970
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	4,820	3,952
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	12,111	10,446
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	12,970	10,356
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	11,390	10,228
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(4)	1,542	1,437
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	5,243	4,432
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	6,490	5,772
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	65	65
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(4)	8,555	7,751
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(4)	6,302	5,945
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	9,790	9,062
	Par Value	Value

Non-Agency—continued
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	$ 13,558	$ 12,550
2021-NPL5, A1 144A 1.868%, 8/25/51(1)(4)	7,291	6,602
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(4)	6,055	5,299
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	6,070	5,269
2019-INV2, A1 144A 2.913%, 7/25/59(1)(4)	2,586	2,490
2021-2, A1 144A 1.031%, 2/25/66(1)(4)	6,322	5,284
2021-3, A1 144A 1.046%, 6/25/66(1)(4)	9,813	8,184
2021-R3, A1 144A 1.020%, 4/25/64(1)(4)	4,610	4,043
2022-4, A1 144A 4.474%, 4/25/67(1)(4)	12,947	12,361
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	20,797	19,139
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	7,900	7,600
2020-1, A1 144A 2.417%, 1/25/60(1)(4)	1,558	1,455
2020-4, A1 144A 1.502%, 5/25/65(1)(4)	5,359	4,867
2021-R1, A1 144A 0.820%, 10/25/63(1)(4)	3,892	3,452
2021-R2, A1 144A 0.918%, 2/25/64(1)(4)	3,543	3,027
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(4)	2,890	2,710
2019-2, A2 144A 2.924%, 11/25/54(1)(4)	1,719	1,612
2021-1R, A1 144A 1.280%, 5/25/56(1)	7,420	6,695
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(1)(4)(5)	11,785	11,713
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	228	217
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,339
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 4.517%, 10/25/34(4)	118	112
2020-4, A1 144A 3.000%, 7/25/50(1)(4)	2,413	2,038
		1,128,926

Total Mortgage-Backed Securities (Identified Cost $1,327,830)		1,220,016

Asset-Backed Securities—27.3%
Automobiles—12.8%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)	6,948	6,708

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(1)	$ 2,320	$ 2,285
2022-1, C 144A 3.240%, 10/20/25(1)	6,580	6,288
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	12,415	12,415
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(1)	3,775	3,737
2021-3, C 144A 0.980%, 11/15/27(1)	1,625	1,595
2022-1, E 144A 3.640%, 3/13/28(1)	11,425	10,302
AmeriCredit Automobile Receivables Trust 2019-1, C 3.360%, 2/18/25	217	217
Arivo Acceptance Auto Loan Receivables Trust
2021-1A, A 144A 1.190%, 1/15/27(1)	2,731	2,663
2022-2A, A 144A 6.900%, 1/16/29(1)	7,295	7,238
Avid Automobile Receivables Trust
2019-1, D 144A 4.030%, 7/15/26(1)	1,615	1,605
2021-1, D 144A 1.990%, 4/17/28(1)	3,200	2,956
2021-1, E 144A 3.390%, 4/17/28(1)	1,590	1,441
Avis Budget Rental Car Funding AESOP LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	3,393	3,391
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	15,919	14,812
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	8,025	7,462
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,205	8,338
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,870	1,643
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(1)	11,500	9,710
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	2,278	2,246
CarNow Auto Receivables Trust
2021-1A, C 144A 2.160%, 2/17/26(1)	3,441	3,400
2021-2A, B 144A 1.300%, 1/15/26(1)	1,073	1,064
2022-1A, B 144A 4.890%, 3/16/26(1)	4,231	4,200
2023-1A, C 144A 7.240%, 9/15/26(1)	12,824	12,689
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(1)	1,422	1,414
2019-3A, E 144A 4.600%, 7/15/26(1)	4,399	4,315
2020-N1A, D 144A 3.430%, 1/15/26(1)	7,953	7,860
2020-P1, C 1.320%, 11/9/26	2,250	2,007
	Par Value	Value

Automobiles—continued
2021-N2, C 1.070%, 3/10/28	$ 2,135	$ 1,957
2021-N3, D 1.580%, 6/12/28	12,685	11,846
2021-P3, B 1.420%, 8/10/27	4,590	3,952
2022-N1, C 144A 3.320%, 12/11/28(1)	4,374	4,217
2022-N1, D 144A 4.130%, 12/11/28(1)	7,315	6,821
2023-N1, C 144A 5.920%, 7/10/29(1)	3,044	2,979
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(1)	11,118	11,033
2020-1A, E 144A 4.430%, 2/12/27(1)	9,485	9,430
2021-1A, D 144A 2.110%, 4/12/27(1)	4,015	3,691
CPS Auto Receivables Trust
2021-A, C 144A 0.830%, 9/15/26(1)	1,032	1,028
2022-D, D 144A 8.730%, 1/16/29(1)	7,170	7,488
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(1)	11,195	10,915
2022-1A, A 144A 4.600%, 6/15/32(1)	7,275	7,064
2023-2A, A 144A 5.920%, 5/16/33(1)	2,080	2,052
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(1)	759	749
DT Auto Owner Trust
2021-1A, D 144A 1.160%, 11/16/26(1)	3,930	3,637
2021-1A, E 144A 2.380%, 1/18/28(1)	2,000	1,817
2021-2A, C 144A 1.100%, 2/16/27(1)	5,985	5,789
2021-2A, D 144A 1.500%, 2/16/27(1)	4,350	4,051
2022-2A, D 144A 5.460%, 3/15/28(1)	7,500	7,258
2023-1A, D 144A 6.440%, 11/15/28(1)	1,741	1,719
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(1)	5,764	5,639
2020-3A, E 144A 3.440%, 8/17/26(1)	3,015	2,894
2021-1A, C 0.740%, 1/15/26	1,835	1,811
2022-3A, C 5.300%, 9/15/27	8,423	8,245
2023-2A, B 5.610%, 9/15/27	12,333	12,195
2023-3A, D 6.680%, 4/16/29	3,723	3,712
2019-1A, D 144A 4.130%, 12/16/24(1)	936	935

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
FHF Trust
2022-2A, B 144A 6.570%, 1/16/29(1)	$ 8,847	$ 8,650
2023-1A, A2 144A 6.570%, 6/15/28(1)	2,925	2,896
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	2,915	2,769
2021-2A, C 144A 1.470%, 11/15/27(1)	6,395	5,821
2022-1A, C 144A 3.130%, 5/15/28(1)	5,745	5,373
Flagship Credit Auto Trust
2020-1, C 144A 2.240%, 1/15/26(1)	5,561	5,502
2020-3, C 144A 1.730%, 9/15/26(1)	3,490	3,368
2020-4, C 144A 1.280%, 2/16/27(1)	5,284	5,084
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(1)	2,110	1,968
2022-1, B 144A 2.150%, 5/17/27(1)	2,140	1,995
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	5,803	5,639
2020-3A, D 144A 2.270%, 5/15/26(1)	11,735	11,446
2020-3A, E 144A 4.310%, 7/15/27(1)	18,060	17,365
2020-4A, C 144A 1.140%, 11/17/25(1)	2,888	2,850
2022-2A, C 144A 5.300%, 4/17/28(1)	3,075	3,009
2022-2A, D 144A 6.150%, 4/17/28(1)	4,565	4,503
2023-1A, B 144A 6.190%, 6/15/27(1)	4,105	4,097
GLS Auto Receivables Trust 2022-1A, C 144A 3.190%, 2/16/27(1)	6,000	5,726
GLS Auto Select Receivables Trust 2023-1A, B 144A 6.090%, 3/15/29(1)	4,400	4,373
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	5,594	5,119
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(1)	5,995	5,670
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,705	2,457
2023-1A, D 144A 7.300%, 6/17/30(1)	2,570	2,590
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	7,560	7,329
2023-2A, A2 144A 7.090%, 10/16/28(1)	6,613	6,570
Lobel Automobile Receivables Trust
2023-1, A 144A 6.970%, 7/15/26(1)	2,957	2,939
2023-1, B 144A 7.050%, 9/15/28(1)	8,568	8,420
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(1)	$ 17,610	$ 15,928
2022-1A, C 144A 5.310%, 6/14/29(1)	7,485	7,196
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(1)	6,000	5,467
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	1,004	1,000
2021-3, C 0.950%, 9/15/27	13,556	13,278
2022-7, A2 5.810%, 1/15/26	2,955	2,955
2023-1, B 4.980%, 2/15/28	4,101	4,025
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	2,516	2,501
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(1)	3,040	2,985
2022-1A, D 144A 5.380%, 1/15/26(1)	4,640	4,488
2023-1A, B 144A 6.840%, 11/16/26(1)	995	988
2023-1A, C 144A 7.240%, 2/16/27(1)	4,547	4,524
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(1)	2,707	2,673
United Auto Credit Securitization Trust
2021-1, D 144A 1.140%, 6/10/26(1)	7,499	7,407
2022-1, C 144A 2.610%, 6/10/27(1)	2,785	2,737
2023-1, B 144A 5.910%, 7/10/28(1)	5,206	5,164
2023-1, C 144A 6.280%, 7/10/28(1)	4,655	4,606
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(1)	4,196	4,191
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	9,585	9,485
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(1)	4,235	4,104
2022-1, B 144A 4.390%, 8/16/27(1)	16,900	16,349
2023-1, B 144A 7.170%, 11/15/28(1)	10,000	9,862
Westlake Automobile Receivables Trust
2020-2A, C 144A 2.010%, 7/15/25(1)	961	960
2020-3A, C 144A 1.240%, 11/17/25(1)	7,386	7,294
2021-3A, D 144A 2.120%, 1/15/27(1)	4,720	4,361
2022-1A, B 144A 2.750%, 3/15/27(1)	6,090	5,916

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2023-1A, C 144A 5.740%, 8/15/28(1)	$ 1,415	$ 1,396
		584,293

Collateralized Loan Obligations—0.4%
GoldenTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 6.320%, 1/20/33(1)(4)	18,315	17,932
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 6.150%, 4/20/29(1)(4)	1,634	1,620
		19,552

Consumer Loans—1.7%
Affirm Asset Securitization Trust
2022-A, 1A 144A 4.300%, 5/17/27(1)	4,930	4,798
2022-A, A 144A 4.300%, 5/17/27(1)	4,765	4,637
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	1,063	978
Lendingpoint Asset Securitization Trust
2022-A, B 144A 2.410%, 6/15/29(1)	7,462	7,399
2022-B, A 144A 4.770%, 10/15/29(1)	2,793	2,751
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	1,753	1,742
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	7,261	7,223
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(1)	7,349	7,003
2021-A, B 144A 1.760%, 3/8/28(1)	6,212	5,898
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	11,210	10,086
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	2,610	2,414
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	7,335	7,046
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(1)	4,270	4,273
Upstart Securitization Trust
2021-2, B 144A 1.750%, 6/20/31(1)	7,140	6,982
2022-2, A 144A 4.370%, 5/20/32(1)	1,793	1,773
2023-1, A 144A 6.590%, 2/20/33(1)	3,143	3,132
		78,135

Credit Card—1.0%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	4,270	3,998
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	9,020	8,496
	Par Value	Value

Credit Card—continued
Mercury Financial Credit Card Master Trust
2022-1A, A 144A 2.500%, 9/21/26(1)	$ 14,120	$ 13,339
2023-1A, A 144A 8.040%, 9/20/27(1)	14,709	14,691
Mission Lane Credit Card Master Trust 2023-A, A 144A 7.230%, 7/17/28(1)	4,804	4,756
		45,280

Equipment—0.6%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(1)	1,888	1,879
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(1)	3,750	3,562
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	14,020	12,138
Pawnee Equipment Receivables Series LLC 2020-1, A 144A 1.370%, 11/17/25(1)	240	239
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	9,548	9,200
		27,018

Other—10.8%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	1,928	1,734
ACHV ABS Trust 2023-1PL, A 144A 6.420%, 3/18/30(1)	933	933
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	16,110	14,086
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(1)	1,830	1,729
2021-1A, C 144A 1.750%, 6/21/27(1)	5,388	5,038
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	2,465	2,459
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	11,197	11,016
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	946	934
2019-A, A 144A 3.140%, 7/16/40(1)	2,006	1,873
2019-A, C 144A 4.010%, 7/16/40(1)	18,243	16,046
2020-AA, B 144A 2.790%, 7/17/46(1)	2,160	1,877
2020-AA, D 144A 7.150%, 7/17/46(1)	7,435	6,322
2021-A, A 144A 1.540%, 7/17/46(1)	12,396	10,949
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	16,543	14,575
Arm Master Trust LLC 2023-T1, A 144A 6.562%, 2/17/25(1)	3,630	3,618

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	$ 872	$ 855
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(1)	5,225	4,872
2021-B, B 144A 1.670%, 10/17/34(1)	8,195	7,232
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	1,589	1,546
Business Jet Securities LLC
2020-1A, A 144A 2.981%, 11/15/35(1)	1,471	1,389
2021-1A, A 144A 2.162%, 4/15/36(1)	2,754	2,526
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(1)	2,734	2,660
2020-A, B 144A 2.490%, 2/28/36(1)	3,260	2,923
2022-A, A 144A 4.120%, 9/28/37(1)	6,960	6,592
2022-A, B 144A 4.610%, 9/28/37(1)	2,391	2,235
2023-A, A 144A 5.770%, 11/15/38(1)	7,615	7,530
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	13,265	11,291
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	4,758	4,751
2021-1, C 144A 0.840%, 6/14/27(1)	1,415	1,330
2023-1, A2 144A 5.820%, 9/16/30(1)	1,140	1,141
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	9,431	8,463
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	1,387	1,344
Conn’s Receivables Funding LLC
2021-A, B 144A 2.870%, 5/15/26(1)	637	636
2022-A, B 144A 9.520%, 12/15/26(1)	11,380	11,402
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	242	242
2020-1, D 144A 7.210%, 2/15/28(1)	6,258	5,998
2023-1, A2 144A 5.990%, 3/15/32(1)	12,036	11,868
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	1,382	1,311
2021-1A, A 144A 1.510%, 11/21/33(1)	1,230	1,123
2021-1A, B 144A 2.050%, 11/21/33(1)	551	500
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	11,870	10,895
	Par Value	Value

Other—continued
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	$ 803	$ 789
2021-1A, A 144A 1.270%, 5/15/41(1)	8,772	7,707
2023-1A, A 144A 5.670%, 12/15/43(1)	3,820	3,741
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	4,650	4,458
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	4,366	3,708
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	10,209	9,068
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	98	97
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	19,329	16,451
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	672	663
2018-AA, A 144A 3.540%, 2/25/32(1)	1,608	1,548
2022-1D, B 144A 4.100%, 6/20/34(1)	3,233	3,038
2022-2A, C 144A 5.570%, 1/25/37(1)	922	881
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,606	1,469
Hotwire Funding LLC
2021-1, C 144A 4.459%, 11/20/51(1)	6,405	5,308
2023-1A, A2 144A 5.687%, 5/20/53(1)	5,500	5,367
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	7,844	6,944
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	19,017	17,432
Lendingpoint Asset Securitization Trust 2022-C, A 144A 6.560%, 2/15/30(1)	2,393	2,390
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	12,315	10,624
Libra Solutions LLC
2022-1A, A 144A 4.750%, 5/15/34(1)	1,691	1,665
2023-1A, A 144A 7.000%, 2/15/35(1)	4,313	4,292
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	12,523	10,798
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	1,193	1,184
2020-AA, A 144A 2.190%, 8/21/34(1)	1,954	1,879
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(1)	1,737	1,557
2023-1A, B 144A 5.420%, 10/20/40(1)	7,292	7,128
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	1,724	1,637

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	$ 4,171	$ 3,525
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	9,320	7,948
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(1)	2,289	2,286
2022-A, B 144A 3.350%, 10/16/28(1)	5,495	5,204
Oasis Securitization Funding LLC 2021-2A, A 144A 2.143%, 10/15/33(1)	1,720	1,693
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(1)	13,267	13,228
2020-1A, A 144A 1.710%, 2/20/25(1)	584	582
2020-1A, B 144A 1.980%, 6/20/25(1)	1,114	1,094
2021-1A, A 144A 0.930%, 3/22/27(1)	2,584	2,510
2021-1A, B 144A 1.530%, 4/20/27(1)	3,700	3,431
2023-1A, C 144A 6.370%, 9/20/29(1)	2,000	1,967
Oportun Funding LLC 2022-1, A 144A 3.250%, 6/15/29(1)	2,108	2,079
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	4,158	3,965
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	10,570	10,240
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	13,173	12,565
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(1)	8,370	8,253
2021-A, B 144A 1.920%, 10/15/25(1)	5,465	5,289
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(1)	6,500	6,024
SBA Tower Trust 144A 1.631%, 5/15/51(1)	9,540	8,229
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(1)	768	765
2019-1A, B 144A 3.420%, 1/20/36(1)	689	663
2019-2A, B 144A 2.820%, 5/20/36(1)	2,448	2,354
2020-2A, B 144A 2.320%, 7/20/37(1)	1,832	1,712
2022-2A, C 144A 6.360%, 6/20/40(1)	2,214	2,147
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	13,833	12,159
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	5,813	4,971
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	4,525	4,395
	Par Value	Value

Other—continued
2022-1A, D 144A 6.680%, 11/26/29(1)	$ 2,794	$ 2,636
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(1)	3,281	3,137
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	983	959
2022-1A, B 144A 2.288%, 8/20/36(1)	3,214	3,015
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	20,195	16,817
		493,509

Student Loan—0.0%
Commonbond Student Loan Trust 2020-1, A 144A 1.690%, 10/25/51(1)	2,039	1,800
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	251	248
		2,048

Total Asset-Backed Securities (Identified Cost $1,322,780)		1,249,835

Corporate Bonds and Notes—27.8%
Communication Services—1.2%
Altice France S.A.
144A 5.125%, 7/15/29(1)	4,885	3,468
144A 5.500%, 10/15/29(1)	3,970	2,839
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	1,585	1,493
CSC Holdings LLC 5.250%, 6/1/24	4,800	4,464
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	5,040	3,507
Northwest Fiber LLC 144A 4.750%, 4/30/27(1)	5,470	4,831
Sprint Capital Corp. 6.875%, 11/15/28	6,685	7,086
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(1)	2,892	2,854
Telesat Canada 144A 6.500%, 10/15/27(1)	2,485	1,010
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	4,755	4,755
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 6.421%, 5/15/25(4)	10,541	10,627
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(1)	2,463	1,270
Warnermedia Holdings, Inc. 3.755%, 3/15/27	8,025	7,486
		55,690

Consumer Discretionary—1.0%
Ashtead Capital, Inc.
144A 4.000%, 5/1/28(1)	6,800	6,299
144A 4.250%, 11/1/29(1)	8,000	7,261

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	$ 2,880	$ 2,479
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	5,770	5,705
Clarios Global LP 144A 6.750%, 5/15/28(1)	590	588
eG Global Finance plc 144A 8.500%, 10/30/25(1)	5,330	5,171
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,274
6.800%, 5/12/28	2,130	2,132
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	5,345	4,810
Newell Brands, Inc. 6.375%, 9/15/27	5,000	4,788
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	183	195
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	2,895	2,606
		47,308

Consumer Staples—0.6%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(1)	4,615	4,262
144A 6.500%, 2/15/28(1)	4,341	4,348
BAT Capital Corp.
4.700%, 4/2/27	7,700	7,456
2.259%, 3/25/28	5,870	5,031
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	6,625	6,118
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	2,990	2,131
		29,346

Energy—4.2%
Aker BP ASA 144A 2.000%, 7/15/26(1)	3,390	3,045
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	5,740	5,645
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	12,439
BP Capital Markets plc 4.875% (6)	10,210	9,281
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	5,140	5,011
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	9,020	8,851
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	2,340	2,367
144A 8.750%, 7/1/31(1)	2,275	2,306
CrownRock LP
144A 5.625%, 10/15/25(1)	5,045	4,970
144A 5.000%, 5/1/29(1)	5,695	5,332
Ecopetrol S.A. 8.625%, 1/19/29	9,875	9,898
Enbridge, Inc. 7.375%, 1/15/83	11,650	11,424
Energy Transfer LP 4.200%, 4/15/27	8,610	8,221
	Par Value	Value

Energy—continued
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	$ 1,700	$ 1,681
144A 7.500%, 6/1/27(1)	90	91
Genesis Energy LP 8.875%, 4/15/30	6,290	6,145
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,315	3,929
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(1)	1,490	1,382
RegS 5.375%, 4/24/30(3)	3,550	3,293
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	9,880	9,874
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	7,000	6,943
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	7,945	7,529
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(7)	9,545	334
Petroleos Mexicanos 6.500%, 3/13/27	33,165	29,434
Saudi Arabian Oil Co. 90349GAN5 144A 2.875%, 4/16/24(1)	17,260	16,796
Southwestern Energy Co. 5.375%, 2/1/29	4,090	3,851
Transocean, Inc. 144A 11.500%, 1/30/27(1)	775	803
USA Compression Partners LP 6.875%, 4/1/26	5,955	5,834
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	6,175	5,394
		192,103

Financials—9.4%
AerCap Ireland Capital DAC
2.450%, 10/29/26	6,290	5,618
3.000%, 10/29/28	695	601
Series 3NC1 1.750%, 10/29/24	2,584	2,427
Allstate Corp. (The) Series B 5.750%, 8/15/53	11,965	11,774
American Express Co. 5.850%, 11/5/27	6,416	6,570
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	7,330	6,957
Banco do Brasil S.A. 144A 3.250%, 9/30/26(1)	4,495	4,147
Banco Mercantil del Norte S.A. 144A 5.875% (1)(6)	15,795	13,357
Banco Santander Chile 144A 2.700%, 1/10/25(1)	7,545	7,193
Bank of America Corp.
3.841%, 4/25/25	4,915	4,818
1.734%, 7/22/27	15,835	14,137
2.551%, 2/4/28	6,080	5,488
(3 month LIBOR + 0.770%) 6.096%, 2/5/26(4)	11,312	11,301
Barclays plc
7.325%, 11/2/26	3,430	3,507
7.385%, 11/2/28	3,215	3,349
Blackstone Private Credit Fund
2.625%, 12/15/26	6,735	5,730

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
4.000%, 1/15/29	$ 3,345	$ 2,835
Block, Inc. 2.750%, 6/1/26	7,535	6,861
BPCE S.A. 144A 5.975%, 1/18/27(1)	6,390	6,329
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	8,786
Capital One Financial Corp. 6.312%, 6/8/29	7,118	7,070
Charles Schwab Corp. (The)
Series G 5.375%(6)	4,332	4,140
Series H 4.000%(6)	6,721	4,905
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	5,660	5,084
Citadel LP 144A 4.875%, 1/15/27(1)	1,055	1,010
Citigroup, Inc.
5.610%, 9/29/26	9,000	8,988
3.200%, 10/21/26	9,162	8,576
(SOFR + 1.280%) 6.370%, 2/24/28(4)(8)	8,147	8,194
Citizens Bank N.A. 2.250%, 4/28/25	9,235	8,352
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	8,567
Credit Suisse AG 7.950%, 1/9/25	4,910	5,009
Danske Bank A/S
144A 3.773%, 3/28/25(1)	6,075	5,938
144A 1.621%, 9/11/26(1)	1,935	1,735
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	15,930	14,225
Export-Import Bank Korea 3.250%, 8/12/26	7,800	7,296
Fifth Third Bancorp 4.055%, 4/25/28	2,565	2,360
Fifth Third Bank N.A. 5.852%, 10/27/25	4,530	4,413
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	23,432
3.850%, 1/26/27	6,630	6,303
Huntington Bancshares, Inc. 2.625%, 8/6/24	4,375	4,185
Huntington National Bank (The) 5.699%, 11/18/25	2,708	2,631
JPMorgan Chase & Co.
1.578%, 4/22/27	19,090	17,147
4.323%, 4/26/28	5,930	5,724
(SOFR + 1.180%) 6.270%, 2/24/28(4)	13,015	13,080
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	11,215	9,745
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	8,415	6,612
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.290%, 4/20/67(4)	10,579	6,784
Morgan Stanley
2.188%, 4/28/26	6,000	5,632
2.475%, 1/21/28	10,911	9,846
6.296%, 10/18/28	1,604	1,648
	Par Value	Value

Financials—continued
3.772%, 1/24/29	$ 6,000	$ 5,601
Navient Corp. 5.875%, 10/25/24	7,452	7,323
OneMain Finance Corp. 6.875%, 3/15/25	7,400	7,327
OWL Rock Core Income Corp. 5.500%, 3/21/25	4,304	4,142
Spirit Realty LP 4.450%, 9/15/26	5,191	4,889
State Street Corp.
5.751%, 11/4/26	6,169	6,203
5.820%, 11/4/28	4,703	4,817
Synchrony Financial
4.875%, 6/13/25	3,194	3,035
3.700%, 8/4/26	3,062	2,747
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	3,969
Toronto-Dominion Bank (The) 8.125%, 10/31/82	10,895	11,068
Truist Bank 3.625%, 9/16/25	8,785	8,207
Wells Fargo & Co. 3.526%, 3/24/28	9,000	8,400
		428,144

Health Care—2.6%
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	8,928	8,306
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	7,120	6,444
Community Health Systems, Inc.
144A 6.125%, 4/1/30(1)	4,935	2,940
144A 5.250%, 5/15/30(1)	3,065	2,414
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	11,341
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	2,373	2,430
GE HealthCare Technologies, Inc.
5.600%, 11/15/25	2,379	2,381
5.650%, 11/15/27	4,570	4,626
HCA, Inc. 5.200%, 6/1/28	4,461	4,425
Illumina, Inc.
5.800%, 12/12/25	4,445	4,456
5.750%, 12/13/27	5,005	5,027
IQVIA, Inc. 144A 5.700%, 5/15/28(1)	9,215	9,123
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	4,540	4,217
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,479
1.750%, 9/2/27	11,909	10,212
Tenet Healthcare Corp.
4.875%, 1/1/26	3,780	3,682
5.125%, 11/1/27	2,755	2,630
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	516	510
3.150%, 10/1/26	5,430	4,836
4.750%, 5/9/27	1,280	1,176
7.875%, 9/15/29	975	1,000

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Universal Health Services, Inc. 1.650%, 9/1/26	$ 16,145	$ 14,114
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,713
Viatris, Inc.
2.300%, 6/22/27	9,355	8,173
144A 2.300%, 6/22/27(1)	—(9)	—(9)
		118,655

Industrials—2.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	11,716	11,251
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	6,885	6,534
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	6,086	5,325
Boeing Co. (The) 4.875%, 5/1/25	4,191	4,131
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	9,361	7,713
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	2,890	3,066
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	8,984	7,410
Hexcel Corp. 4.200%, 2/15/27	10,050	9,458
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	16,510	13,863
Icahn Enterprises LP
4.750%, 9/15/24	10,690	10,214
6.250%, 5/15/26	2,110	1,920
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	3,805	3,493
Penske Truck Leasing Co. LP
144A 5.750%, 5/24/26(1)	4,445	4,403
144A 6.200%, 6/15/30(1)	3,348	3,366
Regal Rexnord Corp.
144A 6.050%, 2/15/26(1)	2,680	2,683
144A 6.050%, 4/15/28(1)	4,590	4,557
144A 6.300%, 2/15/30(1)	4,698	4,684
		104,071

Information Technology—1.1%
CDW LLC 3.276%, 12/1/28	5,341	4,633
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	1,440	1,307
144A 6.500%, 10/15/28(1)	2,165	1,851
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	920	794
Kyndryl Holdings, Inc.
2.050%, 10/15/26	5,026	4,337
2.700%, 10/15/28	4,835	3,934
Leidos, Inc. 3.625%, 5/15/25	7,850	7,529
Open Text Corp. 144A 3.875%, 2/15/28(1)	5,120	4,509
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	12,305	10,882
	Par Value	Value

Information Technology—continued
TD SYNNEX Corp. 2.375%, 8/9/28	$ 6,510	$ 5,335
Viasat, Inc. 144A 5.625%, 9/15/25(1)	5,180	5,019
		50,130

Materials—1.9%
ArcelorMittal S.A. 6.550%, 11/29/27	6,585	6,754
Avient Corp. 144A 5.750%, 5/15/25(1)	5,878	5,807
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	12,755	11,864
Celanese U.S. Holdings LLC 3.500%, 5/8/24	9,870	9,659
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	2,230	2,254
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	8,105	7,718
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	10,110	9,280
International Flavors & Fragrances, Inc. 144A 1.230%, 10/1/25(1)	7,666	6,834
Knife River Corp. 144A 7.750%, 5/1/31(1)	1,095	1,109
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	3,120	2,880
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	6,740	6,450
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	11,513	10,171
Suzano Austria GmbH 2.500%, 9/15/28	8,725	7,406
		88,186

Real Estate—1.2%
EPR Properties 4.950%, 4/15/28	9,545	8,527
GLP Capital LP
5.250%, 6/1/25	7,340	7,182
5.750%, 6/1/28	1,863	1,823
5.300%, 1/15/29	2,731	2,600
Office Properties Income Trust 2.650%, 6/15/26	5,087	3,749
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	10,715
Service Properties Trust 4.350%, 10/1/24	8,270	7,958
VICI Properties LP
144A 4.625%, 6/15/25(1)	1,305	1,261
144A 5.750%, 2/1/27(1)	6,370	6,234
144A 4.500%, 1/15/28(1)	1,710	1,571
144A 4.625%, 12/1/29(1)	3,420	3,105
144A 4.125%, 8/15/30(1)	1,780	1,567
		56,292

Utilities—2.3%
American Electric Power Co., Inc. 5.699%, 8/15/25	10,255	10,186

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Utilities—continued
Dominion Energy, Inc. Series A 1.450%, 4/15/26	$ 10,150	$ 9,112
DPL, Inc. 4.125%, 7/1/25	1,596	1,520
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	7,110	7,099
Enel Finance America LLC 144A 7.100%, 10/14/27(1)	5,430	5,705
Enel Finance International N.V. 144A 6.800%, 10/14/25(1)	2,600	2,648
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	7,425	7,289
Exelon Corp. 5.150%, 3/15/28	9,700	9,656
Ferrellgas LP 144A 5.375%, 4/1/26(1)	5,670	5,274
National Grid plc 5.602%, 6/12/28	4,481	4,500
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25	7,027	7,053
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	14,667	14,174
Puget Energy, Inc. 2.379%, 6/15/28	9,794	8,447
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	11,555
		104,218

Total Corporate Bonds and Notes (Identified Cost $1,361,300)		1,274,143

Leveraged Loans—9.0%
Aerospace—0.7%
Amentum Government Services Holdings LLC Tranche B-3 (1 month Term SOFR + 4.000%) 9.147%, 2/15/29(4)	2,634	2,568
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.702%, 6/7/28(4)	6,999	6,885
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.798%, 10/20/27(4)	4,869	5,053
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(4)	4,180	4,338
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.492%, 8/24/28(4)	12,981	12,968
		31,812

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.952%, 11/8/27(4)	8,343	8,306
Trinseo Materials Operating SCA 2018 (3 month LIBOR + 2.000%) 7.538%, 9/6/24(4)	7,380	7,088
		15,394

	Par Value	Value

Consumer Durables—0.2%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.470% - 7.600%, 2/11/28(4)	$ 7,081	$ 7,045
Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.011%) 9.253%, 12/22/26(4)	6,364	6,191
Energy—0.3%
AL GCX Holdings LLC (3 month Term SOFR + 3.650%) 8.554%, 5/17/29(4)	1,705	1,692
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.750%, 12/21/28(4)	5,995	5,864
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.505% - 8.539%, 10/5/28(4)	7,288	7,266
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(5)(7)	66	—
		14,822

Financials—0.5%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 7.396%, 12/1/27(4)	5,989	5,976
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 8.264%, 6/15/25(4)	6,019	5,961
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 7.717%, 2/2/28(4)	8,644	8,627
		20,564

Food / Tobacco—0.8%
Aramark Services, Inc.
Tranche B-5 (1 month Term SOFR + 2.614%) 7.717%, 4/6/28(4)	4,656	4,644
Tranche B-6 (1 month Term SOFR + 2.614%) 7.717%, 6/22/30(4)	2,583	2,579
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.439%, 5/16/29(4)	5,052	4,882
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR - Term SOFR + 2.250%) 7.452%, 1/29/27(4)	8,978	8,918
Hostess Brands LLC
2019, Tranche B (3 month LIBOR + 2.250%) 7.075%, 8/3/25(4)	7,686	7,676
Tranche B (3 month Term SOFR + 2.500%) 7.742%, 6/21/30(4)	1,355	1,351
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.336%, 7/12/29(4)	2,278	2,267
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.753%, 3/31/28(4)	6,358	6,136
		38,453

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—0.4%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.972%, 7/1/26(4)	$ 5,754	$ 5,745
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.113% - 9.160%, 8/14/26(4)	3,640	3,626
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 8.831%, 1/31/25(4)	2,561	2,544
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.467%, 3/3/28(4)	5,006	4,867
		16,782

Gaming / Leisure—0.9%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.452%, 2/6/30(4)	3,347	3,344
Carnival Corp. Tranche B (1 month Term SOFR + 3.114%) 8.217%, 6/30/25(4)	1,552	1,549
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.939%, 6/22/26(4)	5,826	5,817
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 9.341%, 1/5/29(4)	4,732	4,715
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 7.943%, 3/13/28(4)	5,989	5,959
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 9.520%, 11/1/26(4)	2,524	2,514
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.248%, 4/13/29(4)	3,208	3,199
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 7.753%, 7/21/26(4)	5,785	5,780
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 8.050%, 4/29/26(4)	6,248	6,237
		39,114

Health Care—0.6%
Agiliti Health, Inc. 2023, Tranche B (1 month Term SOFR + 3.000%) 8.160%, 5/1/30(4)	6,088	6,053
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.250%) 0.000%, 9/29/28(4)(10)	2,349	2,336
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.452%, 4/20/29(4)	2,554	2,532
Phoenix Guarantor, Inc. Tranche B-3 (1 month Term SOFR + 3.500%) 8.602%, 3/5/26(4)	5,973	5,897
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.467%, 11/15/28(4)	2,123	2,104
	Par Value	Value

Health Care—continued
Select Medical Corp. Tranche B (1 month Term SOFR + 2.600%) 7.702%, 3/6/25(4)	$ 4,835	$ 4,819
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.092%, 10/1/26(4)	2,369	2,353
		26,094

Housing—0.4%
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.114%) 8.217%, 3/19/29(4)	7,885	7,887
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 8.693%, 6/2/28(4)	3,331	3,230
2022 (1 month Term SOFR + 3.600%) 8.702%, 6/2/28(4)	741	722
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.692%, 9/22/28(4)	5,880	5,872
		17,711

Information Technology—0.8%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.742%, 9/18/26(4)	14,282	14,296
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.467%, 9/21/28(4)	4,076	4,061
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.999% - 8.026%, 3/3/30(4)	8,101	8,094
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.271%, 5/3/27(4)	355	343
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.271%, 5/4/26(4)	8,822	8,648
		35,442

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.600%) 8.559%, 10/8/27(4)	6,003	5,980
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.941%, 3/15/30(4)	4,703	4,690
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.717%, 10/21/28(4)	6,064	6,036
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.702%, 3/31/27(4)	4,847	4,817
NCR Corp. (3 month LIBOR + 2.500%) 7.780%, 8/28/26(4)	5,385	5,362
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.932%, 2/23/29(4)	1,397	1,394
		28,279

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—0.2%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.717%, 9/18/26(4)	$ 4,263	$ 4,256
Univision Communications, Inc. 2021 (3 month LIBOR + 3.250%) 0.000%, 3/15/26(4)(10)	7,162	7,093
		11,349

Media / Telecom - Cable/Wireless Video—0.4%
Charter Communications Operating LLC Tranche B-2 (3 month Term SOFR + 1.750%) 6.795%, 2/1/27(4)	5,382	5,346
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.647%, 1/18/28(4)	8,127	7,477
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(4)	6,162	6,017
		18,840

Media / Telecom - Diversified Media—0.1%
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.004%, 4/11/29(4)	6,280	5,514
Retail—0.1%
PetsMart LLC (1 month Term SOFR + 3.850%) 8.952%, 2/11/28(4)	4,779	4,763
Service—1.0%
AlixPartners LLP (3 month LIBOR + 2.500%) 0.000%, 2/4/28(4)(10)	4,633	4,619
Asplundh Tree Expert, LLC 2021 (1 month Term SOFR + 1.750%) 6.952%, 9/7/27(4)	5,920	5,902
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 3.350%) 8.434%, 2/6/26(4)	5,669	5,671
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.392%, 11/23/28(4)	5,898	5,845
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.952%, 2/1/28(4)	3,920	3,843
Pike Corp.
2028 (1 month Term SOFR + 3.114%) 8.217%, 1/21/28(4)	8,226	8,184
2028, Tranche B (1 month Term SOFR + 3.500%) 8.602%, 1/21/28(4)	1,072	1,071
PODS LLC (1 month Term SOFR + 3.114%) 8.217%, 3/31/28(4)	4,661	4,574
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.452%, 2/10/29(4)	3,491	3,458
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.731%, 3/28/25(4)	4,846	4,722
		47,889

	Par Value	Value

Transportation - Automotive—0.2%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.852%, 5/6/30(4)	$ 5,085	$ 5,067
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 9.023%, 10/28/27(4)	3,278	3,030
		8,097

Utilities—0.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.943%, 8/1/25(4)	8,763	8,739
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 6.896% - 6.943%, 12/31/25(4)	8,668	8,644
		17,383

Total Leveraged Loans (Identified Cost $413,179)		411,538

	Shares
Preferred Stocks—0.2%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	4,159(11)	3,878
Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(4)	4,397(11)	4,397
Total Preferred Stocks (Identified Cost $8,352)		8,275

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(5)(12)	98,789	102
Total Rights (Identified Cost $84)		102

Total Long-Term Investments—99.6% (Identified Cost $4,853,150)		4,553,920

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(13)(14)	5,196,350	5,196
Total Securities Lending Collateral (Identified Cost $5,196)		5,196

TOTAL INVESTMENTS—99.7% (Identified Cost $4,858,346)		$4,559,116
Other assets and liabilities, net—0.3%		13,750
NET ASSETS—100.0%		$4,572,866

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $2,826,572 or 61.8% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	All or a portion of security is on loan.
(9)	Amount is less than $500 (not in thousands).
(10)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Mexico	1
Canada	1
United Kingdom	1
South Korea	1
Saudi Arabia	1
Netherlands	1
Other	4
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$1,249,835	$—	$1,249,835	$—
Corporate Bonds and Notes	1,274,143	—	1,274,143	—
Foreign Government Securities	103,552	—	103,552	—
Leveraged Loans	411,538	—	411,538	—(1)
Mortgage-Backed Securities	1,220,016	—	1,208,303	11,713
Municipal Bond	3,899	—	3,899	—
U.S. Government Securities	282,560	—	282,560	—
Equity Securities:
Preferred Stocks	8,275	—	8,275	—
Rights	102	—	—	102
Securities Lending Collateral	5,196	5,196	—	—
Total Investments	$4,559,116	$5,196	$4,542,105	$11,815

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $10,446 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $11,713 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2023.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.